Commitments and Contingencies - Other Information Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
A Place For Rover INC
Lessee Lease Description [Line Items]
Cash paid for operating lease liabilities	$ 2,072